Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2018
Statutory Requirements [Abstract]
Schedule of dividend capacity available
Based on the surplus and net earnings (loss) of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2018, the maximum dividend capacity available in 2019 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31, 2018
Allied World	685.6
Odyssey Group	329.7
Zenith National	133.7
Crum & Forster(1)	131.8
Brit	128.7
Northbridge(1)	81.9
1,491.4

(1)	Subject to prior regulatory approval.